PRC Notes (Tables)	12 Months Ended
Dec. 31, 2012
Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2011 and 2012:

	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	20,893	25,852
Amortization of debt issuance costs	1,427	1,866
Amortization of debt discount	38	53

Total interest incurred	22,358	27,771

Effective interest rate of the Senior Notes	11.35%	11.35%

Convertible Senior Notes
Interest Expense Recognized

The following table set forth total interest expense recognized related to the 4.75% convertible senior notes during the years ended December 31, 2010, 2011 and 2012, respectively:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	18,925	6,551	1,130
Amortization of debt issuance costs	3,764	2,196	985
Amortization of debt discount	6,409	1,795	46

Total interest incurred	29,098	10,542	2,161

Effective interest rate of the liability component	7.64%	10.37%	10.37%

Notes Payable
Interest Expense Recognized

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2011 and 2012:

	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	324	5,403
Amortization of debt issuance costs	14	230

Total interest incurred	338	5,633

Effective interest rate of the Long-term PRC Notes	6.94%	7.15%